Equity	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Equity
Note 16 - Equity

A.          Composition of share capital

	December 31, 2019			December 31, 2018			December 31, 2017
		Issued and			Issued and			Issued and
	Authorized	Outstanding(1)		Authorized	outstanding(1)		Authorized	Outstanding
Number of shares
Ordinary shares
Of NIS 10.00 par value each	17,000,000	11,737,140	(1)	17,000,000	10,675,508	(1)	17,000,000	10,675,508	(1)

(1)
Net of treasury shares as follows: 258,046 Ordinary shares as of December 31, 2019, 2018 and 2017, all of which have been purchased according to share buyback programs that were authorized the Company's Board of Directors.

On July 17, 2019, the Company issued 800,000 ordinary shares to several Israeli qualified investors in a private placement undertaken in accordance with Regulation S of the Securities Act. The price per share was set at NIS 39.20 and net proceeds were approximately NIS 31,100 thousand (approximately €7,807 thousand based on the Euro /NIS exchange rate at that time) (net of related expenses such as consultancy fee and commissions of approximately NIS 200 thousand (approximately €50 thousand based on the Euro /NIS exchange rate at that time).

B.          Rights attached to shares:

1.	Voting rights at the general meeting, right to dividend and rights upon liquidation of the Company.

2.
Commencing August 22, 2011, the Company’s ordinary shares have been listed on the NYSE American (formerly the NYSE MKT and the NYSE Amex). On October 27, 2013, the Company's ordinary shares were also listed for trading on the Tel Aviv Stock Exchange in Israel.

C.          Translation reserve from foreign operation

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

D.          Capital management in the Company

The Company's capital management objectives are:

1.	To preserve the Company's ability to ensure business continuity thereby creating a return for the shareholders, investors and other interested parties.

2.	To ensure adequate return for the shareholders by making reasonable investment decisions based on the level of internal rate of return that is in line with the Company's business activity.

3.	To maintain healthy capital ratios in order to support business activity and maximize shareholders value.

E.	Dividend distribution and buyback program

On March 18, 2015, the Company’s Board of Directors adopted a dividend distribution policy (the “Policy”), pursuant to which the Company intends to distribute a dividend of up to 33% of the annual distributable profits each year, either by way of a cash dividend, a share buyback program or a combination of both. The distribution of the dividends and the dividend amounts pursuant to the Policy are not guaranteed and are subject to the specific approval of the Company’s Board of Directors, based on various factors they deem appropriate including, among others, the Company’s financial position, the Company’s outstanding liabilities and contractual obligations, prospective acquisitions, the Company’s business plan and the market conditions.

In May 2015, the Company’s Board of Directors approved the repurchase of up to $3,000 thousand (approximately €2,700 thousand) of the Company’s ordinary shares. The authorized repurchases were to be made from time to time in the open market on the NYSE American and Tel Aviv Stock Exchange or in privately negotiated transactions. The timing, volume and nature of share repurchases were at the sole discretion of management and will be dependent on regulatory restrictions, market conditions, the price and availability of the Company’s ordinary shares, applicable securities laws and other factors, including compliance with the terms of the Series A and Series B Debentures, which were then outstanding. The buyback program did not obligate the Company to acquire a specific number of shares in any period. As of December 31, 2019, the Company repurchased 172,391 ordinary shares at an aggregate purchase price of $1,477 thousand (approximately €1,332 thousand) in the NYSE American under this buyback program.

On March 23, 2016, the Company announced the decision to distribute a cash dividend in the amount of $0.225 per share (an aggregate distribution of approximately $2.4 million). The Company distributed this dividend in April 2016.

The Company did not declare or pay a cash dividend during 2017 and did not repurchase any of its ordinary shares or declare or pay a cash dividend during 2018 and 2019.